PROPERTY AND EQUIPMENT,NET	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE G - PROPERTY AND EQUIPMENT, NET

Property and equipment,  net, consist of the following:

	Useful Life
	In Years	2020	2019
Tooling and equipment	7 - 15	$13,465,000	$12,351,000
Furniture and other equipment	5	7,379,000	6,111,000
Computer software	5	2,378,000	2,291,000
Leasehold improvements	3 - 6	3,314,000	3,142,000
Equipment under capital lease	5	197,000	431,000
		26,733,000	24,326,000
Less accumulated depreciation		(18,894,000)	(16,864,000)
		$7,839,000	$7,462,000

Depreciation expense, which includes amortization of equipment under capital lease, was as follows:

	Year ended December 31,
	2020	2019	2018
Depreciation expense	$2,139,000	$2,223,000	$2,121,000

Effective August 31, 2018, property and equipment of AerLine was deconsolidated (see Note R for further details). AerLine depreciation expense amounted to $41,000 for the year ended December 31, 2018, and is included in discontinued operations in the accompanying consolidated statements of operations.